Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Other commitments
Maturity less than 1 year	SFr 23,883	SFr 28,342
Maturity between 1 to 3 years	33,569	44,275
Maturity between 3 to 5 years	44,565	43,859
Maturity greater than 5 years	15,051	11,857
Total gross amount	117,068	128,333
Total net amount	112,870	123,745
Unused revocable credit limits	129,165	143,992
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	3,378	4,796
Maturity between 1 to 3 years	41	116
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	1	0
Total gross amount	3,420	4,912
Total net amount	3,233	4,602
Loan commitments
Other commitments
Maturity less than 1 year	19,272	22,959
Maturity between 1 to 3 years	33,512	44,143
Maturity between 3 to 5 years	44,563	43,848
Maturity greater than 5 years	14,782	11,609
Total gross amount	112,129	122,559
Total net amount	108,118	118,281
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	1,021	466
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	1,021	466
Total net amount	1,021	466
Other commitments
Other commitments
Maturity less than 1 year	212	121
Maturity between 1 to 3 years	16	16
Maturity between 3 to 5 years	2	11
Maturity greater than 5 years	268	248
Total gross amount	498	396
Total net amount	498	396
Bank
Other commitments
Maturity less than 1 year	23,883	28,342
Maturity between 1 to 3 years	33,569	44,275
Maturity between 3 to 5 years	44,565	43,859
Maturity greater than 5 years	15,051	11,857
Total gross amount	117,068	128,333
Total net amount	112,870	123,745
Unused revocable credit limits	129,224	144,079
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	3,378	4,796
Maturity between 1 to 3 years	41	116
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	1	0
Total gross amount	3,420	4,912
Total net amount	3,233	4,602
Bank | Loan commitments
Other commitments
Maturity less than 1 year	19,272	22,959
Maturity between 1 to 3 years	33,512	44,143
Maturity between 3 to 5 years	44,563	43,848
Maturity greater than 5 years	14,782	11,609
Total gross amount	112,129	122,559
Total net amount	108,118	118,281
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	1,021	466
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	1,021	466
Total net amount	1,021	466
Bank | Other commitments
Other commitments
Maturity less than 1 year	212	121
Maturity between 1 to 3 years	16	16
Maturity between 3 to 5 years	2	11
Maturity greater than 5 years	268	248
Total gross amount	498	396
Total net amount	SFr 498	SFr 396